UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-HR

FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [   ]; Amendment Number: ______
   This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Karpus Investment Management
Address:  183 Sully's Trail
	  Pittsford, New York 14534

Form 13F File Number:  28-11445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George W. Karpus
Title:	President / CEO
Phone:	585-586-4680

Signature, Place, and Date of Signing:
	November 15, 2011	         George Karpus			Pittsford, New York 14534
               [Date]		  [Signature]			       [City, State]

Report Type (Check only one.):

[x]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-________________	_________________________________________
	[Repeat as necessary.]

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     	  N/A

Form 13F Information Table Entry Total:   144

Form 13F Information Table Value Total:   $1,211,746.93 (x$1,000)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No.	          Form 13F File Number		Name

       NONE

       [Repeat as necessary.]

FORM 13F INFORMATION TABLE
Col 1				Col 2	Col 3		Col 4		Col 5				Col 6	Col 7	Col 8
Name of Issuer			Title	CUSIP		Value		Shares		SH/	PUT/ 	Invest.	Other 	Voting Authority
				of 			x($1,000)	or PRN AMT	PRN	Call	Disc'n	Mgrs	Sole		Shared	None
				Class
ABERDEEN EMERGING MARKETS T	Common	00301T102	 $2,008.32 	 115,820 	 SH  	n/a	sole	n/a	sole		0	0
ABERDEEN ISRAEL FUND, INC	Common	00301L109	 $452.36 	 30,137 	 SH  	n/a	sole	n/a	sole		0	0
ABERDEEN LATIN AMERICA EQUI	Common	00306K106	 $444.74 	 13,829 	 SH  	n/a	sole	n/a	sole		0	0
ADAMS EXPRESS COMPANY		Common	006212104	 $24,532.15 	 2,460,597 	 SH  	n/a	sole	n/a	sole		0	0
AGIC INTERNATIONAL & PREMIU	Common	00119Q100	 $225.25 	 21,051 	 SH  	n/a	sole	n/a	sole		0	0
ALLIANCEBERNSTEIN INC FUND	Common	01881E101	 $67,368.91 	 8,506,175 	 SH  	n/a	sole	n/a	sole		0	0
AMERICAN STRATEGIC INC III	Common	03009T101	 $288.19 	 43,207 	 SH  	n/a	sole	n/a	sole		0	0
ASIA PACIFIC FUND INC		Common	044901106	 $4,039.49 	 403,143 	 SH  	n/a	sole	n/a	sole		0	0
BANCROFT FUND LTD		Common	059695106	 $206.19 	 13,209 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK BUILD AMERICA BON	Common	09248X100	 $1,163.79 	 58,423 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK CORE BOND TRUST	Common	09249E101	 $710.88 	 55,150 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK CREDIT ALLOC IV	Common	092508100	 $1,922.41 	 164,731 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK INCOME OPPTY TRST	Common	092475102	 $1,760.33 	 180,547 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK INCOME TRUST		Common	09247F100	 $16,049.23 	 2,186,543 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK INTERNATIONAL GRO	Common	092524107	 $499.75 	 63,825 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK MUNI NY INT DUR F	Common	09255F109	 $510.83 	 37,839 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK MUNIYIELD CA INSU	Common	09254N103	 $1,961.90 	 144,034 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK MUNIYIELD INSURED	Common	09254E103	 $166.14 	 12,800 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK PRFD OPPRTY TRUST	Common	09249V103	 $943.50 	 94,256 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK STRAT DVD ACHV TR	Common	09249Y107	 $201.60 	 21,000 	 SH  	n/a	sole	n/a	sole		0	0
CALAMOS GLOBAL DYNAMIC INCO	Common	12811L107	 $931.11 	 123,326 	 SH  	n/a	sole	n/a	sole		0	0
CALAMOS STRAT TOT RETURN FD	Common	128125101	 $1,398.67 	 165,719 	 SH  	n/a	sole	n/a	sole		0	0
CENTRAL EUROPE & RUSSIA FUN	Common	153436100	 $446.31 	 13,283 	 SH  	n/a	sole	n/a	sole		0	0
CHINA FUND INC			Common	169373107	 $2,314.53 	 91,195 	 SH  	n/a	sole	n/a	sole		0	0
CLOUGH GLBL OPPORTUNITIES F	Common	18914E106	 $164.85 	 15,000 	 SH  	n/a	sole	n/a	sole		0	0
COHEN & STEERS GLOBAL INCOM	Common	19248M103	 $3,483.15 	 376,964 	 SH  	n/a	sole	n/a	sole		0	0
CORNING INC COM			Common	219350105	 $272.00 	 20,000 	 SH  	n/a	sole	n/a	sole		0	0
DELAWARE INV FL INSD MUNI I	Common	24610T108	 $4,146.56 	 334,940 	 SH  	n/a	sole	n/a	sole		0	0
DTF TAX-FREE INCOME INC		Common	23334J107	 $20,240.96 	 1,327,276 	 SH  	n/a	sole	n/a	sole		0	0
EATON VANCE ENHANCED EQ INC	Common	278274105	 $1,419.01 	 138,170 	 SH  	n/a	sole	n/a	sole		0	0
EATON VANCE MI MUNICIPAL IN	Common	27826D106	 $1,285.29 	 105,785 	 SH  	n/a	sole	n/a	sole		0	0
EATON VANCE RISK-MANAGED DI	Common	27829G106	 $17,650.17 	 1,574,502 	 SH  	n/a	sole	n/a	sole		0	0
EATON VANCE TAX-ADVANTAGED 	Common	27829M103	 $375.09 	 23,240 	 SH  	n/a	sole	n/a	sole		0	0
EATON VANCE TAX-MANAGED DIV	Common	27828N102	 $3,577.86 	 390,170 	 SH  	n/a	sole	n/a	sole		0	0
EATON VANCE TAX-MANAGED GLO	Common	27829F108	 $5,480.82 	 641,782 	 SH  	n/a	sole	n/a	sole		0	0
E-DEBIT GLOBAL CORP		Common	26841A204	 $1.75 	 	 175,000 	 SH  	n/a	sole	n/a	sole		0	0
ETF POWERSHARES INSURED		Common	73936T474	 $7,514.21 	 312,701 	 SH  	n/a	sole	n/a	sole		0	0
EXXON MOBIL CORPORATION		Common	30231G102	 $509.94 	 6,464 	 	 SH  	n/a	sole	n/a	sole		0	0
FEDERATED ENHANCED TREASURY	Common	314162108	 $7,012.99 	 463,822 	 SH  	n/a	sole	n/a	sole		0	0
FORT DEARBORN INCOME SEC	Common	347200107	 $6,531.11 	 403,903 	 SH  	n/a	sole	n/a	sole		0	0
FRANKLIN STREET PROPERTIES 	Common	35471R106	 $766.37 	 63,599 	 SH  	n/a	sole	n/a	sole		0	0
GABELLI DIVIDEND & INCOME T	Common	36242H104	 $17,168.87 	 1,194,772 	 SH  	n/a	sole	n/a	sole		0	0
GENERAL AMERICAN INVESTORS	Common	368802104	 $18,237.18 	 735,667 	 SH  	n/a	sole	n/a	sole		0	0
GREATER CHINA FUND		Common	39167B102	 $1,379.48 	 131,630 	 SH  	n/a	sole	n/a	sole		0	0
GSI GROUP, INC.			Common	36191C205	 $147.84 	 16,667 	 SH  	n/a	sole	n/a	sole		0	0
H & Q LIFE SCIENCES INVSTRS	Common	404053100	 $2,522.88 	 233,600 	 SH  	n/a	sole	n/a	sole		0	0
ING ASIA PACIFIC HIGH DIVID	Common	44983J107	 $768.79 	 53,988 	 SH  	n/a	sole	n/a	sole		0	0
INTERNATIONAL BUSINESS MACH	Common	459200101	 $653.70 	 3,654 	 	 SH  	n/a	sole	n/a	sole		0	0
INVESCO CA QUAL MUNI SEC	Common	46130M107	 $2,188.78 	 172,481 	 SH  	n/a	sole	n/a	sole		0	0
INVESCO CALIFORNIA INSURED 	Common	46130L109	 $3,939.59 	 282,408 	 SH  	n/a	sole	n/a	sole		0	0
INVESCO NY QUAL MUNI SEC	Common	46133F109	 $4,414.62 	 310,889 	 SH  	n/a	sole	n/a	sole		0	0
INVESCO QUALITY MUNICIPAL I	Common	46133H105	 $256.93 	 19,794 	 SH  	n/a	sole	n/a	sole		0	0
INVESCO VAN KAMPEN BOND FUN	Common	46132L107	 $374.24 	 19,182 	 SH  	n/a	sole	n/a	sole		0	0
IPATH DOW JONES-UBS COMMODI	Common	06738C778	 $32,135.69 	 729,362 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES BARCLAYS 1-3 YEAR C	Common	464288646	 $2,450.02 	 23,542 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES IBOXX INV GR CORP B	Common	464287242	 $11,368.37 	 101,458 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES LEHMAN 7-10YR TREAS	Common	464287440	 $2,109.86 	 20,496 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES LEHMAN TRES INF PR 	Common	464287176	 $11,958.19 	 104,229 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI AUSTRALIA INDE	Common	464286103	 $4,217.22 	 183,198 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI BRAZIL INDEX F	Common	464286400	 $3,330.59 	 57,424 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI CANADA		Common	464286509	 $20,809.49 	 763,651 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI EMU		Common	464286608	 $5,467.79 	 180,336 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI FRANCE INDEX F	Common	464286707	 $7,291.38 	 345,563 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI HONG KONG INDE	Common	464286871	 $1,784.77 	 114,262 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI JAPAN INDEX FD	Common	464286848	 $4,390.38 	 454,021 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI PACIFIC EX JPN	Common	464286665	 $7,704.45 	 185,739 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI SINGAPORE		Common	464286673	 $159.13 	 13,440 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI SWEDEN INDEX F	Common	464286756	 $278.33 	 10,975 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI UNITED KINGDOM	Common	464286699	 $11,204.34 	 688,650 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES S&P 500 INDEX FUND	Common	464287200	 $18,332.13 	 148,969 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES S&P EUROPE 350		Common	464287861	 $747.04 	 21,265 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES S&P NATIONAL MUNICI	Common	464288414	 $2,800.00 	 26,470 	 SH  	n/a	sole	n/a	sole		0	0
JAPAN EQUITY FUND		Common	471057109	 $3,682.34 	 679,398 	 SH  	n/a	sole	n/a	sole		0	0
JAPAN SMALLER CAPITALIZATIO	Common	47109U104	 $5,367.32 	 711,846 	 SH  	n/a	sole	n/a	sole		0	0
JF CHINA REGION FUND INC	Common	46614T107	 $1,246.36 	 103,261 	 SH  	n/a	sole	n/a	sole		0	0
KIMBERLY-CLARK CORPORATION	Common	494368103	 $417.69 	 5,819 	 	 SH  	n/a	sole	n/a	sole		0	0
KOREA EQUITY FUND		Common	50063B104	 $1,763.21 	 143,467 	 SH  	n/a	sole	n/a	sole		0	0
LAZARD GLOBAL TOT RT & INC	Common	52106W103	 $3,426.20 	 248,816 	 SH  	n/a	sole	n/a	sole		0	0
LENNOX INTERNATIONAL INC.	Common	526107107	 $560.23 	 19,114 	 SH  	n/a	sole	n/a	sole		0	0
LIBERTY ALL STAR EQUITY FUN	Common	530158104	 $26,571.11 	 5,957,649 	 SH  	n/a	sole	n/a	sole		0	0
LIBERTY ALL-STAR GROWTH FD	Common	529900102	 $17,287.29 	 4,421,303 	 SH  	n/a	sole	n/a	sole		0	0
LMP CAPITAL AND INCOME FUND	Common	50208A102	 $5,328.04 	 450,003 	 SH  	n/a	sole	n/a	sole		0	0
LMP REAL ESTATE INCOME FUND	Common	50208C108	 $2,953.49 	 334,484 	 SH  	n/a	sole	n/a	sole		0	0
MACQUARIE GLOBAL INFR TOT R	Common	55608D101	 $10,176.62 	 609,378 	 SH  	n/a	sole	n/a	sole		0	0
MALAYSIA FUND, INC.		Common	560905101	 $326.08 	 32,414 	 SH  	n/a	sole	n/a	sole		0	0
MEXICO EQUITY AND INCOME FD	Common	592834105	 $441.78 	 43,915 	 SH  	n/a	sole	n/a	sole		0	0
MEXICO FUND INC			Common	592835102	 $457.13 	 20,129 	 SH  	n/a	sole	n/a	sole		0	0
MFS CHARTER INCOME TRUST	Common	552727109	 $493.51 	 56,208 	 SH  	n/a	sole	n/a	sole		0	0
MFS INTERMARKET INC TRUST I	Common	59318R103	 $94.19 	 11,700 	 SH  	n/a	sole	n/a	sole		0	0
MFS MULTIMARKET INC TRUST	Common	552737108	 $134.54 	 21,187 	 SH  	n/a	sole	n/a	sole		0	0
MONTGOMERY ST INCOME SEC IN	Common	614115103	 $1,479.52 	 94,841 	 SH  	n/a	sole	n/a	sole		0	0
MORGAN STANLEY ASIA PACIFIC	Common	61744U106	 $7,556.38 	 495,523 	 SH  	n/a	sole	n/a	sole		0	0
MORGAN STANLEY EMRG MARKETS	Common	61744G107	 $1,351.12 	 99,567 	 SH  	n/a	sole	n/a	sole		0	0
MORGAN STANLEY MUNI PREM IN	Common	46133E102	 $97.19 	 12,164 	 SH  	n/a	sole	n/a	sole		0	0
NEW GERMANY FUND		Common	644465106	 $10,150.49 	 719,893 	 SH  	n/a	sole	n/a	sole		0	0
NEW IRELAND FUND INC		Common	645673104	 $133.48 	 18,288 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN ARIZONA DVD ADV MUN 	Common	67072E101	 $228.51 	 17,700 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN CONNECTICUT DVD ADV 	Common	67071Y108	 $164.38 	 12,500 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN DVD ADVANTAGE MUNI F	Common	67066V101	 $166.82 	 11,950 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN INSD PREM INC MUNI I	Common	6706D8104	 $619.22 	 48,490 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN MICHIGAN DIVIDEND AD	Common	67070W103	 $346.90 	 26,400 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN MICHIGAN PREMIUM INC	Common	67101Q109	 $2,191.92 	 160,934 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN MICHIGAN QUALITY INC	Common	670979103	 $2,065.26 	 149,159 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN MULTI-ST INC & GTH 2	Common	67073D102	 $2,836.79 	 345,950 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN QUALITY INCOME MUNI	Common	670977107	 $171.09 	 12,443 	 SH  	n/a	sole	n/a	sole		0	0
PAYCHEX CORPORATION		Common	704326107	 $221.00 	 7,738 	 	 SH  	n/a	sole	n/a	sole		0	0
POWERSHARES BUILD AMERICA P	Common	73937B407	 $37,116.79 	 1,328,922 	 SH  	n/a	sole	n/a	sole		0	0
POWERSHARES VRDO TAX-FREE W	Common	73936T433	 $1,281.99 	 51,300 	 SH  	n/a	sole	n/a	sole		0	0
PROCTER & GAMBLE		Common	742718109	 $210.28 	 3,239 	 	 SH  	n/a	sole	n/a	sole		0	0
PUTNAM MUNI OPPORTUNITIES T	Common	746922103	 $77,845.81 	 6,659,180 	 SH  	n/a	sole	n/a	sole		0	0
ROYAL DUTCH SHELL PLC - ADR	Common	780259206	 $246.08 	 4,000 	 	 SH  	n/a	sole	n/a	sole		0	0
ROYCE VALUE TRUST		Common	780910105	 $18,839.30 	 1,562,131 	 SH  	n/a	sole	n/a	sole		0	0
RYDEX S&P EQUAL WEIGHT ETF	Common	78355W106	 $36,067.26 	 798,832 	 SH  	n/a	sole	n/a	sole		0	0
SINGAPORE FUND INC		Common	82929L109	 $3,295.24 	 265,745 	 SH  	n/a	sole	n/a	sole		0	0
SPDR BARCLAYS CAPITAL INTL 	Common	78464A516	 $9,030.65 	 148,384 	 SH  	n/a	sole	n/a	sole		0	0
SPDR BARCLAYS CAPITAL MUNIC	Common	78464A458	 $24,294.03 	 1,048,965 	 SH  	n/a	sole	n/a	sole		0	0
SPDR DOW JONES INDUSTRIAL A	Common	78467X109	 $46,878.46 	 405,839 	 SH  	n/a	sole	n/a	sole		0	0
SPDR LEHMAN SHORT TERM MUNI	Common	78464A425	 $38,229.28 	 1,584,962 	 SH  	n/a	sole	n/a	sole		0	0
SPDR NUVEEN S&P HIGH YIELD 	Common	78464A284	 $777.66 	 15,064 	 SH  	n/a	sole	n/a	sole		0	0
SPDR TRUST SERIES 1		Common	78462F103	 $63,851.80 	 520,899 	 SH  	n/a	sole	n/a	sole		0	0
SPECIAL OPPORTUNITIES FUND	Common	84741T104	 $12,698.26 	 871,535 	 SH  	n/a	sole	n/a	sole		0	0
SUNAMERICA FOCUSED ALPHA GR	Common	867037103	 $44,680.98 	 2,377,913 	 SH  	n/a	sole	n/a	sole		0	0
SUNAMERICA FOCUSED ALPHA L/	Common	867038101	 $29,841.91 	 1,766,839 	 SH  	n/a	sole	n/a	sole		0	0
SWISS HELVETIA FUND		Common	870875101	 $7,468.42 	 630,779 	 SH  	n/a	sole	n/a	sole		0	0
TAIWAN FUND INC			Common	874036106	 $387.97 	 23,642 	 SH  	n/a	sole	n/a	sole		0	0
TEMPLETON DRAGON FUND INC	Common	88018T101	 $348.52 	 13,685 	 SH  	n/a	sole	n/a	sole		0	0
TEMPLETON RUSSIA & EAST EUR	Common	88022F105	 $326.22 	 20,739 	 SH  	n/a	sole	n/a	sole		0	0
TEXTRON INC			Common	883203101	 $221.53 	 11,872 	 SH  	n/a	sole	n/a	sole		0	0
THAI FUND INC			Common	882904105	 $256.82 	 19,710 	 SH  	n/a	sole	n/a	sole		0	0
THE EUROPEAN EQUITY FUND, I	Common	298768102	 $5,796.29 	 898,650 	 SH  	n/a	sole	n/a	sole		0	0
TRI-CONTINENTAL CORPORATION	Common	895436103	 $19,189.51 	 1,375,592 	 SH  	n/a	sole	n/a	sole		0	0
TS&W/CLAYMORE T/A BALANCED	Common	87280R108	 $4,167.08 	 372,061 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD EMERGING MARKET ET	Common	922042858	 $9,018.38 	 225,516 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD EUROPE PACIFIC ETF	Common	921943858	 $25,119.70 	 771,016 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD EUROPEAN ETF		Common	922042874	 $21,003.94 	 469,992 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD LARGE-CAP ETF		Common	922908637	 $35,004.97 	 624,754 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD MID-CAP ETF		Common	922908629	 $22,210.00 	 312,861 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD PACIFIC ETF		Common	922042866	 $13,591.14 	 264522	 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD SMALL-CAP ETF		Common	922908751	 $23,813.00 	 353361	 	 SH  	n/a	sole	n/a	sole		0	0
WA/CLAY US INFL-LKD OPP&INC	Common	95766R104	 $11,174.19 	 892507	  	 SH  	n/a	sole	n/a	sole		0	0
WA/CLAY US INFL-LKD SEC&INC	Common	95766Q106	 $184.80 	 14655	 	 SH  	n/a	sole	n/a	sole		0	0
WESTERN ASSET INFLATION MAN	Common	95766U107	 $24,365.62 	 1401128	 SH  	n/a	sole	n/a	sole		0	0
WESTERN ASSET MUNICIPAL PAR	Common	95766P108	 $16,134.87 	 1096864	 SH  	n/a	sole	n/a	sole		0	0
WESTERN ASSET VARIABLE RATE	Common	957667108	 $4,700.22 	 305556	 	 SH  	n/a	sole	n/a	sole		0	0

Total Securities: 144			 		 $1,211,746.93





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